COMMITMENTS: - Liability For Royalties (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
Liability for royalty payments to the Israel Innovation Authority
Maximum percentage of payments of royalties (as a percent)	300.00%
Cumulative amounts of grants received	$ 4,000,000
Recognized liability for royalties	$ 0
Maximum
Liability for royalty payments to the Israel Innovation Authority
Royalty payments on sale of product (as a percent)	25.00%
Minimum
Liability for royalty payments to the Israel Innovation Authority
Royalty payments on sale of product (as a percent)	3.50%